Finacial Liabilities at Fair Market Value (Details) - Schedule of Private Warrants	Jun. 30, 2024	Dec. 31, 2023
Risk-free interest rate [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Private warrants fair value	4.52	4
Expected volatility [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Private warrants fair value	62.23	66.63
Expected dividend yield [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Private warrants fair value	0	0
Expected term of warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Private warrants fair value	3	3.5